Note 22 - Segmented Information (Details) - Revenues and Long-lived Assets by Geographic Location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States
Revenues	$ 1,721,986	$ 1,582,271	$ 1,306,538
Total long-lived assets	489,195	466,124	367,748
UNITED STATES
United States
Revenues	628,954	522,641	442,394
Total long-lived assets	152,326	90,276	96,848
CANADA
United States
Revenues	229,551	263,215	253,451
Total long-lived assets	51,473	53,241	48,718
AUSTRALIA
United States
Revenues	206,254	231,029	199,221
Total long-lived assets	44,936	51,083	44,811
UNITED KINGDOM
United States
Revenues	164,204	150,933	103,781
Total long-lived assets	56,076	60,046	8,583
Other Geographic Locations [Member]
United States
Revenues	493,023	414,453	307,691
Total long-lived assets	$ 184,384	$ 211,478	$ 168,788